Information about Changes in Fair Value of Level 3 Assets (Detail) - Asset-backed securities - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning balance	₨ 17,008.1	₨ 16,249.4
Included in net income	0.0	0.0
Included in other comprehensive income	115.8	(70.3)
Purchases/additions	19,233.1	4,575.8
Sales	0.0	0.0
Issuances	0.0	0.0
Settlements	(14,457.9)	(3,746.8)
Transfers in Level 3	0.0	0.0
Transfers out of Level 3	0.0	0.0
Foreign currency translation adjustment	0.0	0.0
Ending Balance	21,899.1	17,008.1
Total amount of gains or (losses) included in net income attributable to change in unrealized gains or (losses) relating to assets still held at reporting date	₨ 0.0	₨ 0.0